Subsequent events - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Nov. 02, 2020	Oct. 31, 2020	Oct. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Issue of equity		$ 1,825	$ 486
Series 2 limited recourse capital notes [member] | Issue Of Limited Recourse Capital One Notes [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issue of equity	$ 1,250
Shares issued price per share	$ 1,000
Series 2 limited recourse capital notes [member] | Issue Of Limited Recourse Capital One Notes [Member] | Third Party Trustee [Member] | Series Two Non Cumulative Five Year Rate Set Reset First Preferred Shares Limited Recourse Capital Notes [Member]
Disclosure of non-adjusting events after reporting period [line items]
Preferred shares latest redemption date	Feb. 24, 2081
Preferred shares annual yield spread	3.617%
Earliest redemption date	Feb. 24, 2026
Initial period annual yield	4.00%
Term of limited recourse capital note preferred shares held in trust	5 years
Term of limited recourse capital note preferred shares held in trust per share issue price	$ 1,000
Assets held in trust by a third party trustee	$ 1,250